5. DERIVATIVE LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risk-free interest rate	0.00%	0.46%
Expected volatility	0.00%	86.20%
Expected life		4 years 5 months 14 days
Expected dividend yield	0.00%	0.00%
Fair value of conversion feature	$ 0	$ 177,258
Fair value of warrants	0	7,760,535
Warrant [Member]
Total fair value	0	7,937,793
Warrant [Member] | Upon Issuance
Risk-free interest rate	0.87%
Expected volatility	129.00%
Expected life	5 years
Expected dividend yield	0.00%
Fair value of conversion feature
Fair value of warrants	697,354
Total fair value	$ 697,354